TRADE ACCOUNTS RECEIVABLE - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 9,132,860	R$ 6,848,454
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	6,821,539	4,273,623
Cost | Domestic (Brazil) | Third party
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,989,455	1,785,157
Cost | Domestic (Brazil) | Total for all related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	83,343	45,650
Cost | Foreign | Third party
TRADE ACCOUNTS RECEIVABLE
Financial assets	7,090,160	5,049,609
Cost | Foreign | Total for all related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	202
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ (30,300)	R$ (31,962)